Intangible assets, royalties and goodwill - Estimated future amortization of intangible assets (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, royalties and goodwill [Abstract]
Weighted average remaining useful life	10 years 3 months 18 days	10 years
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2020	$ 357
2021	1,551	$ 1,551
2022	1,551	1,551
2023	1,551	1,551
2024	1,551	1,551
Thereafter	6,935
Net Carrying Amount	$ 13,496	$ 14,641	$ 0